ACCOUNTING POLICIES - Gains/(losses) on derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Gains/(losses) on derivative instruments	$ (24,502)	$ 12,702	$ (38,469)	$ 22,937
Other financial items, net	$ 746	73	216	(571)
Change in market value of derivatives			42,975	(22,997)
Other current assets and other non-current assets			287	1,071
Other current liabilities			$ (4,504)	(380)
Previously Reported
Gains/(losses) on derivative instruments		0		0
Other financial items, net		12,775		22,366
Change in market value of derivatives				0
Other current assets and other non-current assets				(16,482)
Other current liabilities				(5,824)
Restatement Adjustment
Gains/(losses) on derivative instruments		12,702		22,937
Other financial items, net		$ (12,702)		(22,937)
Change in market value of derivatives				(22,997)
Other current assets and other non-current assets				17,553
Other current liabilities				$ 5,444